Segmental information - additional information - Disclosure of sales revenue by destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 31,028	$ 26,873
Greater China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	57.90%	55.20%
Consolidated sales revenue	$ 17,969	$ 14,832
US
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	17.10%	17.90%
Consolidated sales revenue	$ 5,303	$ 4,801
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	4.90%	6.00%
Consolidated sales revenue	$ 1,531	$ 1,612
Asia (excluding Greater China, Japan and South Korea)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.40%	3.30%
Consolidated sales revenue	$ 1,050	$ 877
Europe (excluding UK and Netherlands)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.40%	3.20%
Consolidated sales revenue	$ 1,040	$ 877
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.30%	3.00%
Consolidated sales revenue	$ 1,030	$ 813
Netherlands
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.30%	2.30%
Consolidated sales revenue	$ 1,024	$ 612
South Korea
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.90%	3.50%
Consolidated sales revenue	$ 901	$ 943
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.60%	1.70%
Consolidated sales revenue	$ 496	$ 449
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.20%	0.20%
Consolidated sales revenue	$ 60	$ 44
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.00%	3.70%
Consolidated sales revenue	$ 624	$ 1,013